Trading Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trading Assets and Liabilities [Line Items]
Trading debt securities	$ 88,265	$ 75,095
Equity securities, carried at fair value	39,098	34,009
Loans held for sale	23,617	36,384
Gross derivative asset	45,876	54,559
Derivative assets	21,478	25,846
Total trading assets	139,162	123,608
Short sale	20,685	22,441
Gross trading derivative liabilities	41,238	50,082
Derivative liabilities	9,424	16,509
Total trading liabilities	29,156	36,282
Held for trading [Member]
Trading Assets and Liabilities [Line Items]
Equity securities, carried at fair value	27,476	23,032
Loans held for sale	3,242	1,015
Gross derivative asset	48,325	58,767
Netting	(28,146)	(34,301)
Derivative assets	20,179	24,466
Short sale	20,685	22,441
Gross trading derivative liabilities	42,449	53,285
Netting	(33,978)	(39,444)
Derivative liabilities	$ 8,471	$ 13,841